Income Taxes (Details 2) $ in Millions	Dec. 31, 2014 USD ($)
Deferred tax assets
Employee benefits	$ 1
Legal and other reserves	5
Asset retirement obligations	15
Transaction costs	20
Total deferred tax assets	41
Deferred tax liabilities
Property, plant and equipment	794
Financial derivatives	367
Total deferred tax liabilities	1,161
Net deferred tax liabilities	1,120
Uncertain tax benefits	0
Valuation Allowance	$ 0